Sales Revenue - Summary of Information Regarding Receivables from Contracts with Customers and Contract Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Receivables from contracts with customers: [abstract]
Trade receivables	¥ 888,774	¥ 982,118
Contract liabilities:
Other current liabilities	411,941	401,855
Other noncurrent liabilities	¥ 329,298	¥ 306,170